Income Taxes, Current and Deferred Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 12, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cleco Power [Member]
Current and deferred income tax expense [Abstract]
Current federal income tax (benefit) expense			$ (1,211)	$ 33,138	$ (197)
Deferred federal income tax (benefit) expense			22,647	45,572	83,676
Amortization of accumulated deferred investment tax credits			(494)	(916)	(983)
Total federal income tax (benefit) expense			20,942	77,794	82,496
Current state income tax (benefit) expense			(418)	3,397	(4,161)
Deferred state income tax expense (benefit)			(2,155)	(1,897)	(1,361)
Total state income tax expense (benefit)			(2,573)	1,500	(5,522)
Total taxes			18,369	79,294	76,974
Items charged or credited directly to shareholders' equity
Income Tax Effects Allocated Directly to Equity			2,295	123	(1,321)
Total federal and state income tax expense			20,664	79,417	75,653
Federal [Member] | Cleco Power [Member]
Items charged or credited directly to shareholders' equity
Income Tax Effects Allocated Directly to Equity			1,976	106	(1,137)
State [Member] | Cleco Power [Member]
Items charged or credited directly to shareholders' equity
Income Tax Effects Allocated Directly to Equity			$ 319	17	(184)
Predecessor [Member]
Current and deferred income tax expense [Abstract]
Current federal income tax (benefit) expense	$ 1,373			1,284	11,082
Deferred federal income tax (benefit) expense	5,297			76,219	71,061
Amortization of accumulated deferred investment tax credits	(124)			(916)	(983)
Total federal income tax (benefit) expense	6,546			76,587	81,160
Current state income tax (benefit) expense	0			3,233	(6,580)
Deferred state income tax expense (benefit)	(3,078)			(2,116)	(7,464)
Total state income tax expense (benefit)	(3,078)			1,117	(14,044)
Total taxes	3,468			77,704	67,116
Items charged or credited directly to shareholders' equity
Income Tax Effects Allocated Directly to Equity	(322)			3,802	(4,246)
Total federal and state income tax expense	3,146			81,506	62,870
Predecessor [Member] | Federal [Member]
Items charged or credited directly to shareholders' equity
Income Tax Effects Allocated Directly to Equity	(277)			3,274	(3,656)
Predecessor [Member] | State [Member]
Items charged or credited directly to shareholders' equity
Income Tax Effects Allocated Directly to Equity	$ (45)			$ 528	$ (590)
Successor [Member]
Current and deferred income tax expense [Abstract]
Current federal income tax (benefit) expense		$ (1,062)
Deferred federal income tax (benefit) expense		(16,715)
Amortization of accumulated deferred investment tax credits		(371)
Total federal income tax (benefit) expense		(18,148)
Current state income tax (benefit) expense		(337)
Deferred state income tax expense (benefit)		(4,337)
Total state income tax expense (benefit)		(4,674)
Total taxes		(22,822)
Items charged or credited directly to shareholders' equity
Income Tax Effects Allocated Directly to Equity		17,034
Total federal and state income tax expense		(5,788)
Successor [Member] | Federal [Member]
Items charged or credited directly to shareholders' equity
Income Tax Effects Allocated Directly to Equity		14,593
Successor [Member] | State [Member]
Items charged or credited directly to shareholders' equity
Income Tax Effects Allocated Directly to Equity		$ 2,441